Long-Term Debt - Additional Information - Revolvers (Detail) - Revolving Credit Facilities shares in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) term_loan vessel shares	Dec. 31, 2017	Mar. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of credit facilities | term_loan	5
Credit facility, maximum borrowing capacity	$ 900,000,000
Undrawn amount of revolving credit facility	300,000,000
Available capacity reduced under revolving credit facility in 2019	39,200,000
Available capacity reduced under revolving credit facility in 2020	378,400,000
Available capacity reduced under revolving credit facility in 2021	333,900,000
Available capacity reduced under revolving credit facility in 2022	$ 192,000,000
Number of vessels | vessel	38
Secured debt
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 150,000,000
Teekay Offshore
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 100,000,000.0
Teekay Offshore | Class A
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	56.6
Teekay LNG | Class A
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	25.2
Teekay Tankers | Class A
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages (in shares) | shares	40.3
Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	1.40%	0.45%
Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.95%	4.00%